LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

Lincoln Life & Annuity Variable Annuity Account H
American Legacy III®, American Legacy III® C Share
American Legacy III® View, American Legacy® Design
American Legacy Shareholder’s Advantage®, American Legacy® Series
American Legacy® Signature, American Legacy® Advisory

Lincoln New York Account N for Variable Annuities
Lincoln ChoicePlusSM Product Suite, Lincoln ChoicePlusSM II Product Suite
Lincoln ChoicePlus AssuranceSM (A-Share), Lincoln ChoicePlus AssuranceSM (B-Share)
Lincoln ChoicePlus AssuranceSM (C-Share), Lincoln ChoicePlus AssuranceSM (L-Share)
Lincoln ChoicePlus AssuranceSM Series, Lincoln ChoicePlusSM Design, Lincoln ChoicePlusSM Advisory
Lincoln ChoicePlus AssuranceSM Prime, Lincoln ChoicePlusSM Signature

Supplement dated November 15, 2023 to the Prospectus dated May 1, 2023

This supplement outlines changes to the prospectus for your variable annuity contract. All other provisions in your prospectus remain unchanged.

Guaranteed Income Benefit. Beginning December 18, 2023, the i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) rider will no longer be available for election unless you are transitioning to Guaranteed Income Benefit from a prior rider.

Please keep this supplement with your prospectus for future reference.